Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Freedom 2045 Portfolio
September 30, 2022
VF-2045-NPRT3-1122
1.903285.113
Domestic Equity Funds - 48.8%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	204,263	7,710,910
VIP Equity-Income Portfolio Initial Class (a)	329,268	7,263,645
VIP Growth & Income Portfolio Initial Class (a)	406,747	8,928,104
VIP Growth Portfolio Initial Class (a)	152,777	10,888,387
VIP Mid Cap Portfolio Initial Class (a)	71,603	2,231,874
VIP Value Portfolio Initial Class (a)	345,731	5,272,398
VIP Value Strategies Portfolio Initial Class (a)	195,800	2,598,263
TOTAL DOMESTIC EQUITY FUNDS (Cost $43,876,042)		44,893,581

International Equity Funds - 41.6%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	1,526,329	13,523,271
VIP Overseas Portfolio Initial Class (a)	1,307,107	24,782,750
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $46,560,984)		38,306,021

Bond Funds - 8.9%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	204,834	1,972,549
Fidelity International Bond Index Fund (a)	57,840	511,306
Fidelity Long-Term Treasury Bond Index Fund (a)	531,233	5,498,266
VIP High Income Portfolio Initial Class (a)	55,954	250,676
TOTAL BOND FUNDS (Cost $9,820,756)		8,232,797

Short-Term Funds - 0.7%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 2.72% (a)(b) (Cost $657,380)	657,380	657,380

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $100,915,162)	92,089,779
NET OTHER ASSETS (LIABILITIES) - 0.0%	(15,217)
NET ASSETS - 100.0%	92,074,562

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	2,161,858	1,013,383	958,746	-	(9,173)	(234,773)	1,972,549
Fidelity International Bond Index Fund	538,081	414,079	372,853	2,071	(20,773)	(47,228)	511,306
Fidelity Long-Term Treasury Bond Index Fund	4,073,020	4,427,599	1,289,665	92,742	(152,372)	(1,560,316)	5,498,266
VIP Contrafund Portfolio Initial Class	9,246,885	2,963,729	1,374,468	86,796	(180,247)	(2,944,989)	7,710,910
VIP Emerging Markets Portfolio Initial Class	16,147,255	6,089,371	3,468,703	-	(458,327)	(4,786,325)	13,523,271
VIP Equity-Income Portfolio Initial Class	9,780,201	2,009,563	3,062,519	12,170	(137,340)	(1,326,260)	7,263,645
VIP Government Money Market Portfolio Initial Class 2.72%	-	657,380	-	-	-	-	657,380
VIP Growth & Income Portfolio Initial Class	11,134,256	2,734,026	3,182,841	21,010	(39,263)	(1,718,074)	8,928,104
VIP Growth Portfolio Initial Class	9,457,011	6,644,665	1,723,993	443,441	(199,785)	(3,289,511)	10,888,387
VIP High Income Portfolio Initial Class	1,612,399	493,973	1,710,012	607	(132,106)	(13,578)	250,676
VIP Investment Grade Bond II Portfolio - Initial Class	-	650,605	649,822	-	(783)	-	-
VIP Investment Grade Bond Portfolio Initial Class	1,024,783	630,305	1,565,044	32,164	(79,721)	(10,323)	-
VIP Mid Cap Portfolio Initial Class	2,712,422	762,718	546,039	61,562	(38,017)	(659,210)	2,231,874
VIP Overseas Portfolio Initial Class	28,925,248	12,699,924	4,924,292	220,628	(393,867)	(11,524,263)	24,782,750
VIP Value Portfolio Initial Class	7,170,600	1,591,559	2,391,180	91,671	(86,731)	(1,011,850)	5,272,398
VIP Value Strategies Portfolio Initial Class	3,512,688	780,378	1,054,566	29,314	(34,043)	(606,194)	2,598,263
	107,496,707	44,563,257	28,274,743	1,094,176	(1,962,548)	(29,732,894)	92,089,779

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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